Trade and Finance Receivables - Finance Receivables (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Grower Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivable	$ 36,092			$ 41,008	$ 42,138
Reserve	(32,927)	(33,904)	(36,830)	(36,854)	(36,837)	(37,240)	(37,710)	(37,519)
Net receivable	3,165			4,154	5,301
Current portion, net	3,165			4,154	5,301
Long-term portion, net	0			0	0
Seller Financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivable	28,001			30,523	31,332
Reserve	0			0	0
Net receivable	28,001			30,523	31,332
Current portion, net	3,913			3,691	3,620
Long-term portion, net	$ 24,088			$ 26,832	$ 27,712